N-2	May 03, 2023
Cover [Abstract]
Entity Central Index Key	0001533924
Amendment Flag	false
Securities Act File Number	001-35512
Document Type	8-K
Entity Registrant Name	AMPLIFY ENERGY CORP.
Entity Address, Address Line One	500 Dallas Street, Suite 1700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	490-8900
Entity Emerging Growth Company	false